AB Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 53.8%
Industrial – 36.2%
Basic – 3.6%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	$	1,000	$911,030
Eastman Chemical Co. 3.80%, 03/15/2025		2,000	1,977,620
EIDP, Inc. 1.70%, 07/15/2025		1,265	1,224,634
Freeport-McMoRan, Inc. 4.125%, 03/01/2028		2,000	1,940,300
Newmont Corp. 2.80%, 10/01/2029		1,000	917,130
Nucor Corp. 2.00%, 06/01/2025		2,640	2,569,459
PPG Industries, Inc. 1.20%, 03/15/2026		2,000	1,883,660
Southern Copper Corp. 3.875%, 04/23/2025		1,000	987,500
Westlake Corp. 3.60%, 08/15/2026		2,000	1,950,540
WRKCo, Inc. 3.90%, 06/01/2028		1,000	966,080

			15,327,953

Capital Goods – 3.8%
3M Co. 2.65%, 04/15/2025		2,000	1,962,740
Boeing Co. (The) 2.196%, 02/04/2026		2,000	1,902,900
Caterpillar Financial Services Corp. 5.637% (SOFR + 0.27%), 09/13/2024(a)		1,000	999,750
Emerson Electric Co. 1.80%, 10/15/2027		2,000	1,840,380
John Deere Capital Corp. 1.75%, 03/09/2027		1,700	1,583,856
Northrop Grumman Corp. 2.93%, 01/15/2025		2,000	1,976,460
Parker-Hannifin Corp. 3.25%, 03/01/2027		1,700	1,640,398
Republic Services, Inc. 2.50%, 08/15/2024		1,000	998,780
Trane Technologies Financing Ltd. 3.55%, 11/01/2024		2,000	1,988,200
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026		1,000	967,720

			15,861,184

Communications - Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		1,000	873,510
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024		2,000	1,989,480

	Principal Amount (000)		U.S. $ Value

Warnermedia Holdings, Inc. 3.755%, 03/15/2027	$	1,000	$952,520

			3,815,510

Communications - Telecommunications – 1.5%
T-Mobile USA, Inc. 2.625%, 04/15/2026		3,402	3,271,703
Verizon Communications, Inc. 4.125%, 03/16/2027		3,000	2,966,430

			6,238,133

Consumer Cyclical - Automotive – 1.4%
Ford Motor Credit Co., LLC 2.90%, 02/10/2029		1,000	896,280
4.95%, 05/28/2027		779	768,998
General Motors Financial Co., Inc. 5.40%, 05/08/2027		1,000	1,010,910
6.668% (SOFR + 1.30%), 04/07/2025(a)		1,500	1,508,475
Toyota Motor Credit Corp. 3.65%, 01/08/2029		2,000	1,930,140

			6,114,803

Consumer Cyclical - Entertainment – 0.4%
YMCA of Greater New York 2.303%, 08/01/2026		1,765	1,649,375

Consumer Cyclical - Other – 1.6%
DR Horton, Inc. 2.50%, 10/15/2024		2,875	2,855,536
Las Vegas Sands Corp. 3.50%, 08/18/2026		1,000	965,380
Marriott International, Inc./MD 3.75%, 03/15/2025		1,075	1,062,681
Series R 3.125%, 06/15/2026		2,000	1,936,420

			6,820,017

Consumer Cyclical - Restaurants – 0.7%
McDonald’s Corp. 3.375%, 05/26/2025		1,000	985,810
Starbucks Corp. 2.45%, 06/15/2026		2,000	1,919,520

			2,905,330

Consumer Cyclical - Retailers – 1.8%
AutoZone, Inc. 3.25%, 04/15/2025		2,000	1,968,280
Dollar Tree, Inc. 4.00%, 05/15/2025		2,000	1,976,860
NIKE, Inc. 2.40%, 03/27/2025		2,250	2,209,522
VF Corp. 2.40%, 04/23/2025		1,670	1,630,488

			7,785,150

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 9.0%
Amgen, Inc. 2.20%, 02/21/2027	$	3,000	$2,818,140
Archer-Daniels-Midland Co. 2.50%, 08/11/2026		3,000	2,873,010
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025		2,275	2,134,382
Bunge Ltd. Finance Corp. 1.63%, 08/17/2025		3,000	2,893,080
Cencora, Inc. 3.25%, 03/01/2025		1,350	1,331,532
Cigna Group (The) 3.40%, 03/01/2027		3,000	2,903,910
CommonSpirit Health 2.76%, 10/01/2024		1,000	994,200
CVS Health Corp. 1.30%, 08/21/2027		2,000	1,798,300
General Mills, Inc. 3.20%, 02/10/2027		2,000	1,924,960
Gilead Sciences, Inc. 3.65%, 03/01/2026		1,000	981,770
Hershey Co. (The) 0.90%, 06/01/2025		1,300	1,255,384
2.30%, 08/15/2026		1,400	1,339,240
Keurig Dr Pepper, Inc. 3.43%, 06/15/2027		3,000	2,899,890
Kraft Heinz Foods Co. 3.00%, 06/01/2026		1,000	968,420
Philip Morris International, Inc. 3.375%, 08/11/2025		2,000	1,966,040
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		46	44,507
Sysco Corp. 3.75%, 10/01/2025		2,500	2,462,150
Tyson Foods, Inc. 3.55%, 06/02/2027		1,000	964,860
3.95%, 08/15/2024		3,000	2,997,090
UPMC Series D-1 3.60%, 04/03/2025		2,250	2,222,910

			37,773,775

Energy – 3.8%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 2.061%, 12/15/2026		3,000	2,824,410
Canadian Natural Resources Ltd. 3.85%, 06/01/2027		2,000	1,948,280
Energy Transfer LP 3.90%, 07/15/2026		2,000	1,957,780
Exxon Mobil Corp. 2.992%, 03/19/2025		2,000	1,972,300
Hess Corp. 4.30%, 04/01/2027		2,000	1,973,960
Marathon Oil Corp. 5.30%, 04/01/2029		1,000	1,022,590

	Principal Amount (000)		U.S. $ Value

ONEOK, Inc. 4.35%, 03/15/2029	$	2,000	$1,958,740
Pioneer Natural Resources Co. 1.125%, 01/15/2026		2,680	2,545,946

			16,204,006

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028		852	871,911

Services – 3.3%
Alibaba Group Holding Ltd. 3.60%, 11/28/2024		1,500	1,490,865
Booking Holdings, Inc. 3.65%, 03/15/2025		1,000	989,880
eBay, Inc. 1.90%, 03/11/2025		2,000	1,957,820
Expedia Group, Inc. 3.80%, 02/15/2028		3,000	2,896,560
Global Payments, Inc. 1.20%, 03/01/2026		2,000	1,882,640
Mastercard, Inc. 2.00%, 03/03/2025		2,250	2,207,250
Verisk Analytics, Inc. 4.00%, 06/15/2025		2,500	2,472,750

			13,897,765

Technology – 3.0%
International Business Machines Corp. 3.30%, 05/15/2026		2,000	1,953,360
Jabil, Inc. 3.95%, 01/12/2028		2,000	1,926,860
Kyndryl Holdings, Inc. 2.70%, 10/15/2028		2,000	1,816,160
Microchip Technology, Inc. 4.25%, 09/01/2025		1,000	989,500
Oracle Corp. 2.50%, 04/01/2025		3,100	3,040,325
2.65%, 07/15/2026		1,000	959,300
TSMC Arizona Corp. 1.75%, 10/25/2026		2,220	2,079,169

			12,764,674

Transportation - Airlines – 0.5%
Southwest Airlines Co. 3.00%, 11/15/2026		2,000	1,912,700

Transportation - Services – 0.7%
Ryder System, Inc. 1.75%, 09/01/2026		3,000	2,809,350

			152,751,636

Financial Institutions – 13.9%
Banking – 10.3%
Bank of America Corp. 1.197%, 10/24/2026		1,000	951,260
1.319%, 06/19/2026		1,000	965,530
3.093%, 10/01/2025		1,250	1,244,750
3.559%, 04/23/2027		1,000	974,930

	Principal Amount (000)		U.S. $ Value

Citigroup, Inc. 3.668%, 07/24/2028	$	2,000	$1,931,880
3.98%, 03/20/2030		1,000	960,390
Citizens Financial Group, Inc. 5.841%, 01/23/2030		1,000	1,016,100
Deutsche Bank AG/New York NY 2.311%, 11/16/2027		2,000	1,869,300
Discover Bank Series B 3.45%, 07/27/2026		2,385	2,301,549
Goldman Sachs Group, Inc. (The) 1.431%, 03/09/2027		2,000	1,885,240
HSBC Holdings PLC 1.645%, 04/18/2026		2,210	2,151,081
ING Groep NV 6.379% (SOFR + 1.01%), 04/01/2027(a)		1,350	1,353,267
JPMorgan Chase & Co. 1.578%, 04/22/2027		1,000	943,430
2.083%, 04/22/2026		2,500	2,442,325
3.54%, 05/01/2028		1,000	965,730
KeyCorp 2.25%, 04/06/2027		2,000	1,848,260
M&T Bank Corp. 7.413%, 10/30/2029		2,000	2,148,980
Mitsubishi UFJ Financial Group, Inc. 1.412%, 07/17/2025		2,300	2,219,454
Mizuho Financial Group, Inc. 1.554%, 07/09/2027		3,200	2,997,408
Morgan Stanley Series G 1.512%, 07/20/2027		3,000	2,805,240
Santander Holdings USA, Inc. 5.807%, 09/09/2026		1,000	1,005,350
Sumitomo Mitsui Financial Group, Inc. 1.474%, 07/08/2025		2,600	2,514,096
Toronto-Dominion Bank (The) 5.717% (SOFR + 0.35%), 09/10/2024(a)		2,000	2,000,320
Wells Fargo & Co. 2.188%, 04/30/2026		2,850	2,782,227
2.406%, 10/30/2025		1,150	1,140,812

			43,418,909

Brokerage – 0.6%
Nomura Holdings, Inc. 1.851%, 07/16/2025		2,750	2,660,267

Finance – 0.3%
Air Lease Corp. 2.30%, 02/01/2025		1,000	982,810

REITs – 2.7%
American Tower Corp. 1.50%, 01/31/2028		1,000	893,430
Boston Properties LP 3.65%, 02/01/2026		1,000	972,120

	Principal Amount (000)		U.S. $ Value

Crown Castle, Inc. 2.90%, 03/15/2027	$	2,000	$1,901,340
EPR Properties 4.50%, 06/01/2027		1,000	974,050
Equinix, Inc. 1.80%, 07/15/2027		3,000	2,756,940
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		3,000	2,996,490
Kite Realty Group Trust 4.00%, 03/15/2025		1,000	989,080

			11,483,450

			58,545,436

Utility – 3.7%
Electric – 3.4%
DTE Energy Co. Series F 1.05%, 06/01/2025		2,000	1,930,740
Duke Energy Corp. 2.65%, 09/01/2026		3,000	2,869,680
Entergy Corp. 2.95%, 09/01/2026		1,000	960,940
NextEra Energy Capital Holdings, Inc. 1.875%, 01/15/2027		1,000	932,900
Pacific Gas and Electric Co. 5.55%, 05/15/2029		1,000	1,020,770
PacifiCorp 5.10%, 02/15/2029		2,000	2,027,800
Pinnacle West Capital Corp. 1.30%, 06/15/2025		2,700	2,604,258
Public Service Electric and Gas Co. 3.20%, 05/15/2029		2,000	1,883,920

			14,231,008

Other Utility – 0.3%
American Water Capital Corp. 3.40%, 03/01/2025		1,135	1,121,664

			15,352,672

Total Corporates - Investment Grade (cost $226,777,237)			226,649,744

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 15.2%
United States – 15.2%
Antonio B Won Pat International Airport Authority Series 2021-A 2.499%, 10/01/2025		740	715,564
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027		2,000	2,011,870
Series 2024-A 5.75%, 11/01/2024		1,000	1,000,597

	Principal Amount (000)		U.S. $ Value

California State Public Works Board (State of California Department of General Services Lease) Series 2024 4.917%, 04/01/2027	$	3,900	$3,921,250
City & County of Denver CO Airport System Revenue Series 2020-C 1.115%, 11/15/2024		750	740,997
City of Detroit MI Series 2023-B 6.844%, 05/01/2028		1,245	1,275,462
City of New York NY Series 2021 0.982%, 08/01/2025		380	365,320
City of San Antonio TX Series 2023 5.635%, 02/01/2026		3,000	3,012,922
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031		792	776,689
County of Broward FL Airport System Revenue Series 2019-C 2.384%, 10/01/2026		1,000	954,316
Dallas Fort Worth International Airport Series 2023 4.738%, 11/01/2026		1,125	1,127,259
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		1,000	932,623
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050		2,645	2,515,311
Inland Empire Tobacco Securitization Corp. Series 2019 3.678%, 06/01/2038		580	550,201
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031		2,578	2,605,314
Massachusetts Port Authority Series 2011-B 6.202%, 07/01/2031		3,345	3,517,520
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024-A 5.37%, 12/19/2024		3,000	2,999,463
Municipal Electric Authority of Georgia Series 2021 1.897%, 01/01/2027		385	360,911
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) NATL Series 1997-A 7.425%, 02/15/2029		3,000	3,211,399
Series 2023 4.927%, 03/01/2026		1,050	1,047,910

	Principal Amount (000)		U.S. $ Value

New Jersey Turnpike Authority Series 2021-B 0.897%, 01/01/2025	$	2,000	$1,963,189
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2024-B 5.113%, 03/15/2025		1,000	999,405
New York State Urban Development Corp. (Pre-refunded - US Treasuries) Series 2020-F 0.87%, 03/15/2025		1,400	1,363,221
Pennsylvania Turnpike Commission Series 2019 2.556%, 12/01/2025		760	736,937
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2024 4.655%, 10/01/2027		3,000	3,014,773
San Jose Evergreen Community College District Series 2012 6.541% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(a)		990	978,685
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.258%, 07/01/2025		1,010	975,390
State of California Series 2023 5.10%, 03/01/2029		2,000	2,062,841
State of Connecticut Series 2022-A 3.292%, 06/15/2025		1,000	985,060
State of Hawaii Series 2023-G 4.588%, 10/01/2026		2,000	2,007,467
State of Hawaii Airports System Revenue Series 2020-E 1.392%, 07/01/2025		1,000	968,362
State of Illinois Series 2023-A 5.254%, 05/01/2025		1,000	999,843
Series 2024-A 5.256%, 05/01/2026		5,000	5,022,960
Taxable Municipal Funding Trust Series 2024-B 5.63%, 06/30/2028(b) (c)		3,000	3,000,000
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.75%, 05/01/2028		2,000	2,042,595
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049		3,455	3,341,023

Total Local Governments - US Municipal Bonds (cost $64,083,951)			64,104,649

	Principal Amount (000)		U.S. $ Value

AGENCIES – 8.8%
Agency Debentures – 8.8%
Federal Home Loan Banks 4.00%, 06/30/2028	$	3,750	$3,753,713
4.50%, 10/03/2024		6,000	5,989,920
4.625%, 06/06/2025		1,600	1,596,512
4.75%, 04/09/2027		9,480	9,636,894
5.00%, 02/28/2025		16,000	15,981,760

Total Agencies (cost $36,792,092)			36,958,799

GOVERNMENTS - TREASURIES – 8.7%
United States – 8.7%
U.S. Treasury Notes 4.00%, 01/15/2027		15,000	14,915,625
4.125%, 02/15/2027		22,000	21,945,000

Total Governments - Treasuries (cost $36,786,256)			36,860,625

ASSET-BACKED SECURITIES – 5.7%
Autos - Fixed Rate – 3.1%
Americredit Automobile Receivables Trust Series 2023-1, Class A2A 5.84%, 10/19/2026		781	781,435
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(c)		3,000	3,023,640
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026		500	484,870
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028		235	224,941
Series 2023-N1, Class A 6.36%, 04/12/2027(c)		488	488,970
Series 2023-P3, Class A2 6.09%, 11/10/2026(c)		384	384,827
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(c)		906	904,599
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(c)		557	556,705
JPMorgan Chase Bank, NA - CACLN Series 2021-1, Class B 0.875%, 09/25/2028(c)		8	8,002
LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(c)		850	850,188
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(c)		2,182	2,205,827

	Principal Amount (000)		U.S. $ Value

Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(c)	$	283	$285,039
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(c)		326	326,013
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(c)		705	711,281
Westlake Automobile Receivables Trust Series 2023-2A, Class A2A 5.87%, 07/15/2026(c)		799	799,141
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		1,134	1,134,713

			13,170,191

Other ABS - Fixed Rate – 2.6%
Affirm Asset Securitization Trust Series 2024-X1, Class A 6.27%, 05/15/2029(c)		976	977,216
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(c)		1,751	1,751,380
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)		778	702,999
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(c)		908	908,760
Oklahoma Development Finance Authority Series 2022-ONG, Class A1 3.877%, 05/01/2037		1,474	1,420,273
Pagaya AI Debt Trust Series 2023-3, Class A 7.60%, 12/16/2030(c)		1,139	1,144,840
Series 2024-1, Class A 6.66%, 07/15/2031(c)		182	183,197
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035		1,940	1,970,875
Theorem Funding Trust Series 2023-1A, Class A 7.58%, 04/15/2029(c)		293	295,164
Upstart Securitization Trust Series 2023-2, Class A 6.77%, 06/20/2033(c)		1,320	1,324,441

			10,679,145

Total Asset-Backed Securities (cost $23,898,037)			23,849,336

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.6%
Risk Share Floating Rate – 3.6%
Connecticut Avenue Securities Trust Series 2023-R03, Class 2M1 7.847% (CME Term SOFR + 2.50%), 04/25/2043(a) (c)	$	848	$866,142
Series 2023-R04, Class 1M1 7.648% (CME Term SOFR + 2.30%), 05/25/2043(a) (c)		1,609	1,650,937
Series 2023-R05, Class 1M1 7.248% (CME Term SOFR + 1.90%), 06/25/2043(a) (c)		2,101	2,131,738
Series 2023-R06, Class 1M1 7.047% (CME Term SOFR + 1.70%), 07/25/2043(a) (c)		721	725,691
Series 2023-R07, Class 2M1 7.298% (CME Term SOFR + 1.95%), 09/25/2043(a) (c)		945	952,602
Series 2024-R03, Class 2M1 6.498% (CME Term SOFR + 1.15%), 03/25/2044(a) (c)		1,910	1,911,878
Series 2024-R04, Class 1M1 6.447% (CME Term SOFR + 1.10%), 05/25/2044(a) (c)		1,967	1,968,843
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.762% (CME Term SOFR + 3.41%), 10/25/2027(a)		8	8,227
Series 2023-DNA1, Class M1A 7.447% (CME Term SOFR + 2.10%), 03/25/2043(a) (c)		320	326,188
Series 2023-DNA2, Class M1A 7.447% (CME Term SOFR + 2.10%), 04/25/2043(a) (c)		1,292	1,320,259
Series 2023-HQA1, Class M1A 7.347% (CME Term SOFR + 2.00%), 05/25/2043(a) (c)		1,964	1,988,979
Series 2023-HQA2, Class M1A 7.347% (CME Term SOFR + 2.00%), 06/25/2043(a) (c)		1,305	1,314,819
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 12.212% (CME Term SOFR + 6.86%), 08/25/2028(a)		111	116,705
Series 2016-C02, Class 1M2 11.462% (CME Term SOFR + 6.11%), 09/25/2028(a)		85	87,729

			15,370,737

	Principal Amount (000)	U.S. $ Value

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class LD 1.75%, 01/15/2027	$ 10	$9,547
Series 4459, Class CA 5.00%, 12/15/2034	10	9,725

		19,272

Total Collateralized Mortgage Obligations (cost $15,218,855)		15,390,009

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Floating Rate CMBS – 0.3%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.376% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(a) (c)	1,000	997,808
Invitation Homes Trust Series 2018-SFR4, Class A 6.544% (CME Term SOFR 1 Month + 1.21%), 01/17/2038(a) (c)	294	294,280

		1,292,088

Non-Agency Fixed Rate CMBS – 0.0%
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)	16	16,073

Total Commercial Mortgage-Backed Securities (cost $1,310,322)		1,308,161

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Consumer Non-Cyclical – 0.2%
Newell Brands, Inc. 4.875%, 06/01/2025	183	181,994
5.70%, 04/01/2026	613	611,780

Total Corporates - Non-Investment Grade (cost $818,676)		793,774

	Shares

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.20%(d) (e) (f) (cost $12,320,237)	12,320,237	12,320,237

U.S. $ Value

Total Investments – 99.2% (cost $418,005,663)(g)	$418,235,334
Other assets less liabilities – 0.8%	3,257,903

Net Assets – 100.0%	$421,493,237

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAIG Series 42, 5 Year Index, 06/20/2029*	1.00%	Quarterly	0.52%	USD	18,070	$404,629	$371,736	$32,893

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	55,500	07/31/2025	1 Day SOFR	5.057%	Annual	$(127,535)	$—	$(127,535)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	26	$(3,381)	$(3,214)	$(167)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	14	(1,835)	(1,270)	(565)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	80	(10,316)	(7,032)	(3,284)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	8	$(1,032)	$(721)	$(311)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	100	(12,838)	(8,980)	(3,858)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	149	(19,200)	(13,085)	(6,115)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	129	(16,679)	(11,033)	(5,646)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	149	(19,257)	(20,336)	1,079

						$(84,538)	$(65,671)	$(18,867)

*	Termination date

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2024.
(b)	Inverse floater security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2024, the aggregate market value of these securities amounted to $37,298,466 or 8.8% of net assets.

(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of July 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,507,250 and gross unrealized depreciation of investments was $(2,391,088), resulting in net unrealized appreciation of $116,162.

Glossary:

ABS – Asset-Backed Securities

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Taxable Multi-Sector Income Shares

July 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$226,649,744	$—	$226,649,744
Local Governments - US Municipal Bonds	—	64,104,649	—	64,104,649
Agencies	—	36,958,799	—	36,958,799
Governments - Treasuries	—	36,860,625	—	36,860,625
Asset-Backed Securities	—	23,849,336	—	23,849,336
Collateralized Mortgage Obligations	—	15,390,009	—	15,390,009
Commercial Mortgage-Backed Securities	—	1,308,161	—	1,308,161
Corporates - Non-Investment Grade	—	793,774	—	793,774
Short-Term Investments	12,320,237	—	—	12,320,237

Total Investments in Securities	12,320,237	405,915,097	—	418,235,334
Other Financial Instruments(a):
Assets:
Centrally Cleared Credit Default Swaps	—	404,629	—	404,629
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(127,535)	—	(127,535)
Credit Default Swaps	—	(84,538)	—	(84,538)

Total	$12,320,237	$406,107,653	$—	$418,427,890

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2024 is as follows:

Fund	Market Value 04/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,378	$54,750	$46,808	$12,320	$141